LOAN FROM THIRD PARTIES (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Loan from third parties	$ 87,367	$ 86,992	$ 94,153
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 86,992	$ 94,153